Document and Entity Information	Oct. 30, 2019
Cover [Abstract]
Entity Registrant Name	MCKESSON CORP
Amendment Flag	false
Entity Central Index Key	0000927653
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-13252
Entity Tax Identification Number	94-3207296
Entity Address, Address Line One	6555 State Hwy 161
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(972)
Local Phone Number	446-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	MCK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false